Note 5 - Short-term Investments	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Cash, Cash Equivalents, and Short-term Investments [Text Block]
5.	SHORT-TERM INVESTMENTS

(In Thousands)

December 31, 2017
		Gross	Gross
		Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value

Time deposits	$17,601	$-	$-	$17,601

December 31, 2016
		Gross	Gross
		Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value

Time deposits	$21,532	$-	$-	$21,532

Short-term investments by contractual maturity were as follows:

(In Thousands)

	December 31, 2017
		Fair
	Cost	Value
Time deposits
Due within one year	$17,601	$17,601

(In Thousands)

	December 31, 2016
		Fair
	Cost	Value
Time deposits
Due within one year	$21,504	$21,504
Due after one year through two years	28	28

	$21,532	$21,532